Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Financial Information and Lease Cost
Supplemental balance sheet information related to leases was as follows:

	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets	$26,648	$33,480
Current operating lease liabilities	1,942	6,591
Long-term operating lease liabilities	4,969	26,778
Weighted average remaining lease term for operating leases (years)	7.8	7.7
Weighted average discounted rate for operating leases	11.1%	9.7%
The components of lease cost were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Operating lease cost	$9,065	$8,878
Short-term lease cost	2,893	7,012
Variable lease cost	1,265	1,620

Total lease cost	$13,223	$17,510

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$9,614	$8,812

Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating Leases
2021	$8,594
2022	5,545
2023	3,567
2024	3,629
2025	3,687
Thereafter	17,018

Total lease payments	42,040
Less: Interest	(14,343)

Present value of lease liability (1)	$27,697

(1)	Includes $21.0 million of lease liabilities which are currently classified as “Liabilities subject to compromise” on our Consolidated Balance Sheet.